Statement of Changes in Net Assets Available for Benefits (Modified Cash Basis) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS
Change in Plan Interest of Master Employee Benefit Plan Trust	$ 59,342
Total Net Investment Income	59,342
Interest on Notes Receivable from Participants	287
Deposits and Contributions
Participants	19,932
Employer	13,692
Rollovers	2,710
Total Deposits and Contributions	36,334
Total Additions	95,963
DEDUCTIONS
Benefit Payments to Participants	19,105
Administrative Expenses	126
Total Deductions	19,231
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS, PRIOR TO TRANSFERS	76,732
Transfers from Long Island Electric Utility ServCo LLC Incentive Thrift Plan II - Net	967
Increase in Net Assets	77,699
Beginning of Year	355,228
End of Year	$ 432,927